Shareholder Report, Holdings (Details)	Apr. 30, 2026
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SP Funds 2030 Target Date Fund - Investor Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds 2030 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
SP Funds 2030 Target Date Fund - Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SP Funds 2030 Target Date Fund - Institutional Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds 2030 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
SP Funds 2030 Target Date Fund - Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
SP Funds 2040 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
SP Funds 2040 Target Date Fund - Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
SP Funds 2040 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
SP Funds 2040 Target Date Fund - Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
SP Funds 2050 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
SP Funds 2050 Target Date Fund - Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
SP Funds 2050 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
SP Funds 2050 Target Date Fund - Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SP Funds S&P Global Technology ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SP Funds S&P Global Technology ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SP Funds S&P Global Technology ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SP Funds S&P Global Technology ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SP Funds S&P Global Technology ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global Technology ETF | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global Technology ETF | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds S&P Global Technology ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SP Funds S&P Global Technology ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SP Funds S&P Global Technology ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SP Funds S&P Global Technology ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.60%
SP Funds S&P Global Technology ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SP Funds S&P Global Technology ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SP Funds S&P Global Technology ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P Global Technology ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P Global Technology ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P Global Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.70%
SP Funds S&P Global Technology ETF | Taiwan, Province of China [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
SP Funds S&P Global Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
SP Funds S&P Global Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SP Funds S&P Global Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SP Funds S&P Global Technology ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SP Funds S&P Global Technology ETF | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SP Funds S&P Global Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds S&P Global Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds S&P Global Technology ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SP Funds S&P World (ex-US) ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
SP Funds S&P World (ex-US) ETF | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SP Funds S&P World (ex-US) ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SP Funds S&P World (ex-US) ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds S&P World (ex-US) ETF | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds S&P World (ex-US) ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
SP Funds S&P World (ex-US) ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
SP Funds S&P World (ex-US) ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SP Funds S&P World (ex-US) ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
SP Funds S&P World (ex-US) ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SP Funds S&P World (ex-US) ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SP Funds S&P World (ex-US) ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
SP Funds S&P World (ex-US) ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
SP Funds S&P World (ex-US) ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P World (ex-US) ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P World (ex-US) ETF | Taiwan, Province of China [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
SP Funds S&P World (ex-US) ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SP Funds S&P World (ex-US) ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P World (ex-US) ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SP Funds S&P World (ex-US) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
SP Funds S&P World (ex-US) ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SP Funds S&P World (ex-US) ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SP Funds S&P World (ex-US) ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds S&P World (ex-US) ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SP Funds S&P World (ex-US) ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%